UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (1,186,819)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor	5,000
Interest earned on investments held in Trust Account		(78,522)
Changes in operating assets and liabilities:
Prepaid and other current assets		244,536
Accounts payable and accrued expenses		451,918
Net cash used in operating activities		(568,887)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from promissory note - related party	74,785
Payment of offering costs	(22,680)
Net cash provided by (used in) financing activities	77,105
Net Change in Cash	77,105	(568,887)
Cash - Beginning of period		760,012
Cash - End of period	77,105	$ 191,125
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	43,493
Payment of offering costs through promissory note - related party	$ 70,000